UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
 (Address of principal executive offices) (Zip code)

Clay E. Brethour
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913)-384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

Buffalo Discovery Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 93.65%
	Consumer Discretionary - 15.04%
	Distributors - 0.92%
387,720	LKQ Corp. (a)	12,775,374

	Diversified Consumer Services - 1.14%
404,352	ServiceMaster Global Holdings Inc. (a)	15,846,555

	Hotels, Restaurants & Leisure - 1.23%
41,160	Chipotle Mexican Grill, Inc. (a)	17,126,676

	Household Durables - 1.55%
421,715	Garmin Ltd. (c)	21,520,116

	Internet & Direct Marketing Retail - 1.49%
13,735	Amazon.com, Inc. (a)	13,295,480
49,810	Expedia, Inc.	7,419,200
		20,714,680
	Internet Software & Services - 0.57%
896,000	Pandora Media Inc. (a)	7,992,320

	Leisure Products - 2.03%
498,900	Mattel, Inc.	10,741,317
190,275	Polaris Industries Inc.	17,549,063
		28,290,380
	Media - 1.13%
289,627	Lions Gate Entertainment Corp. - Class A (a)(c)	8,173,274
289,627	Lions Gate Entertainment Corp. - Class B (a)(c)	7,611,398
		15,784,672
	Specialty Retail - 0.78%
223,385	Williams-Sonoma, Inc.	10,834,173

	Textiles, Apparel & Luxury Goods - 4.20%
912,200	Hanesbrands, Inc.	21,126,552
309,190	Luxottica Group S.p.A. - ADR (b)(c)	18,019,593
961,451	Under Armour, Inc. - Class C (a)	19,382,852
		58,528,997
	Total Consumer Discretionary (Cost $197,061,083)	209,413,943

	Consumer Staples - 2.24%
	Household Products - 0.75%
77,920	The Clorox Co.	10,382,061

	Personal Products - 1.49%
216,670	The Estee Lauder Companies Inc. - Class A	20,795,986
	Total Consumer Staples (Cost $27,730,196)	31,178,047

	Energy - 2.51%
	Energy Equipment & Services - 2.51%
318,118	Forum Energy Technologies Inc. (a)	4,962,641
617,216	Oceaneering International, Inc.	14,097,213
586,916	TechnipFMC plc (a)(c)	15,964,115
	Total Energy (Cost $43,047,226)	35,023,969

	Financials - 8.02%
	Capital Markets - 8.02%
362,325	Intercontinental Exchange, Inc.	23,884,464
233,210	MSCI, Inc.	24,018,298
312,778	Nasdaq, Inc.	22,360,499
156,490	S&P Global, Inc.	22,845,975
344,525	SEI Investments Co.	18,528,555
	Total Financials (Cost $79,716,100)	111,637,791

	Health Care - 18.64%
	Biotechnology - 5.13%
1,051,600	Dynavax Technologies Corp. (a)	10,147,940
401,137	Portola Pharmaceuticals, Inc. (a)	22,531,865
124,500	Shire - ADR (c)	20,576,115
141,600	Vertex Pharmaceuticals Inc. (a)	18,247,992
		71,503,912
	Health Care Equipment & Supplies - 8.54%
1,153,533	Accuray Inc. (a)	5,479,282
209,233	Align Technology, Inc. (a)	31,410,058
288,020	Danaher Corp.	24,306,008
317,300	Dentsply Sirona Inc.	20,573,732
269,305	Insulet Corp. (a)	13,818,040
313,480	Nevro Corp. (a)	23,332,316
		118,919,436
	Health Care Providers & Services - 0.97%
337,900	Tivity Health, Inc. (a)	13,465,315

	Health Care Technology - 2.81%
182,385	athenahealth Inc. (a)	25,634,212
202,210	Cerner Corp. (a)	13,440,898
		39,075,110
	Life Sciences Tools & Services - 1.19%
252,485	Accelerate Diagnostics, Inc. (a)	6,905,465
164,085	Agilent Technologies, Inc.	9,731,881
		16,637,346
	Total Health Care (Cost $191,197,261)	259,601,119

	Industrials - 15.76%
	Aerospace & Defense - 0.85%
225,652	Hexcel Corp.	11,912,169

	Commercial Services & Supplies - 2.73%
343,835	Republic Services, Inc.	21,912,605
211,985	Stericycle, Inc. (a)	16,178,695
		38,091,300
	Electrical Equipment - 1.82%
60,815	Acuity Brands, Inc.	12,362,474
80,220	Rockwell Automation, Inc.	12,992,431
		25,354,905
	Industrial Conglomerates - 1.26%
75,580	Roper Industries, Inc.	17,499,037

	Machinery - 4.44%
81,985	Parker-Hannifin Corp.	13,102,843
184,869	WABCO Holdings, Inc. (a)	23,572,646
453,154	Xylem, Inc.	25,118,326
		61,793,815
	Professional Services - 4.66%
453,920	IHS Markit Ltd. (a)(c)	19,990,637
539,167	Nielsen Holdings PLC (c)	20,844,196
285,238	Verisk Analytics, Inc (a)	24,065,530
		64,900,363
	Total Industrials (Cost $182,082,529)	219,551,589

	Information Technology - 23.24%
	Communications Equipment - 2.92%
106,770	F5 Networks, Inc. (a)	13,566,196
90,835	Harris Corp.	9,908,282
197,761	Motorola Solutions, Inc.	17,153,789
		40,628,267
	Electronic Equipment, Instruments & Components - 1.62%
132,420	National Instruments Corp.	5,325,933
80,260	Trimble Inc. (a)	2,862,874
142,279	Zebra Technologies Corp. (a)	14,301,885
		22,490,692
	Internet Software & Services - 3.82%
211,503	Akamai Technologies, Inc. (a)	10,534,964
23,115	Alphabet, Inc. - Class A (a)	21,489,553
140,105	Facebook, Inc. - Class A (a)	21,153,053
		53,177,570
	IT Services - 2.75%
196,735	Fidelity National Information Services, Inc.	16,801,169
176,809	MasterCard, Inc. - Class A	21,473,453
		38,274,622
	Semiconductors & Semiconductor Equipment - 3.16%
232,375	Analog Devices, Inc.	18,078,775
132,655	Inphi Corp. (a)	4,550,066
121,937	Micron Technology, Inc. (a)	3,641,039
192,650	QUALCOMM, Inc.	10,638,133
200,000	Semtech Corp. (a)	7,150,000
		44,058,013
	Software - 6.29%
224,130	Aspen Technology, Inc. (a)	12,385,424
153,100	Electronic Arts Inc. (a)	16,185,732
138,945	Guidewire Software Inc. (a)	9,546,911

151,199	Red Hat, Inc. (a)	14,477,304
76,720	salesforce.com, inc. (a)	6,643,952
175,015	Synopsys, Inc. (a)	12,763,844
212,900	Take-Two Interactive Software, Inc. (a)	15,622,602
		87,625,769
	Technology Hardware, Storage & Peripherals - 2.68%
133,725	Apple Inc.	19,259,075
1,808,885	BlackBerry Ltd (a)(c)	18,070,761
		37,329,836
	Total Information Technology (Cost $246,554,694)	323,584,769

	Materials - 8.20%
	Chemicals - 6.42%
132,745	Ecolab Inc.	17,621,899
311,710	FMC Corp.	22,770,415
266,499	Ingevity Corp. (a)	15,297,043
73,275	International Flavors & Fragrances Inc.	9,892,125
179,480	Praxair, Inc.	23,790,074
		89,371,556
	Containers & Packaging - 1.78%
269,745	Bemis Company, Inc.	12,475,706
274,580	Sealed Air Corp.	12,290,201
		24,765,907
	Total Materials (Cost $90,592,477)	114,137,463

	TOTAL COMMON STOCKS (Cost $1,057,981,566)	1,304,128,690

	REITS - 2.57%
	Real Estate - 2.57%
	Equity Real Estate Investment Trusts (REITs) - 2.57%
120,130	American Tower Corp.	15,895,601
46,279	Equinix Inc.	19,861,096
	Total Real Estate (Cost $21,321,317)	35,756,697

	TOTAL REITS (Cost $21,321,317)	35,756,697

	SHORT TERM INVESTMENTS - 4.11%
	Investment Company - 4.11%
57,278,345	Fidelity Institutional Money Market Fund - Government Portfolio - 0.81% (d)	57,278,345
	Total Investment Company	57,278,345

	TOTAL SHORT TERM INVESTMENTS (Cost $57,278,345)	57,278,345

	Total Investments (Cost ($1,136,581,228) - 100.33%	1,397,163,732
	Liabilities in Excess of Other Assets - (0.33)%	(4,621,435)
	TOTAL NET ASSETS - 100.00%	$1,392,542,297

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing.
(b)	A portion of this securities is deemed illiquid. The total value of these securities amounted to $3,914,668 (0.28% of net assets) at June 30, 2017.

(c)	Foreign Issued Security. The total value of these securities amounted to $150,770,205 (10.83% of net assets) at June 30, 2017.
(d)	The rate quoted is the annualized seven-day effective yield as of June 30, 2017.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$1,136,581,228
Gross unrealized appreciation	298,221,836
Gross unrealized depreciation	(37,639,332)
Net unrealized appreciation	$260,582,504

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Dividend Focus Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 84.12%
	Consumer Discretionary - 11.78%
	Auto Components - 0.98%
18,050	The Goodyear Tire & Rubber Co.	631,028

	Automobiles - 0.71%
13,200	General Motors Co.	461,076

	Hotels, Restaurants & Leisure - 3.58%
11,625	Carnival Corp. (b)	762,252
6,775	Cedar Fair, L.P.	488,478
4,475	Marriott International, Inc. - Class A	448,887
10,600	Starbucks Corp.	618,086
		2,317,703
	Internet & Direct Marketing Retail - 1.05%
700	Amazon.com, Inc. (a)	677,600

	Media - 3.62%
27,800	AMC Entertainment Holdings, Inc.	632,450
15,200	Comcast Corp. - Class A	591,584
4,550	The Walt Disney Co.	483,437
22,400	Twenty-First Centy Fox, Inc. - Class A	634,816
		2,342,287
	Specialty Retail - 1.00%
4,225	The Home Depot, Inc.	648,115

	Textiles, Apparel & Luxury Goods - 0.84%
23,300	Hanesbrands, Inc.	539,628
	Total Consumer Discretionary (Cost $6,453,806)	7,617,437

	Consumer Staples - 6.62%
	Beverages - 1.19%
6,650	PepsiCo, Inc.	768,009

	Food & Staples Retailing - 0.98%
8,350	Wal-Mart Stores, Inc.	631,928

	Food Products - 1.93%
8,900	Pinnacle Foods Inc.	528,660
8,375	The Kraft Heinz Co.	717,235
		1,245,895
	Household Products - 1.78%
6,450	Colgate-Palmolive Co.	478,138
7,725	The Procter & Gamble Co.	673,234
		1,151,372

	Tobacco - 0.74%
6,450	Altria Group, Inc.	480,331
	Total Consumer Staples (Cost $3,284,808)	4,277,535

	Energy - 8.11%
	Energy Equipment & Services - 0.95%
7,600	Halliburton Co.	324,596
4,400	Schlumberger Ltd. (b)	289,696
		614,292
	Oil, Gas & Consumable Fuels - 7.16%
22,350	Enterprise Products Partners L.P.	605,238
5,275	EQT Midstream Partners LP	393,673
8,450	Exxon Mobil Corp.	682,169
11,575	Hess Corp.	507,795
36,060	Hess Midstream Partners LP (a)	734,542
9,900	Noble Midstream Partners LP	449,460
11,950	Royal Dutch Shell PLC. - Class A - ADR (b)	635,621
6,650	Tesoro Corp.	622,440
		4,630,938
	Total Energy (Cost $5,008,515)	5,245,230

	Financials - 12.48%
	Banks - 7.44%
48,050	Bank of America Corp.	1,165,693
21,650	BB&T Corp.	983,126
7,150	Citigroup Inc.	478,192
14,025	JPMorgan Chase & Co.	1,281,885
16,250	Wells Fargo & Co.	900,413
		4,809,309
	Capital Markets - 2.65%
950	BlackRock, Inc.	401,289
4,025	CME Group Inc.	504,091
5,550	S&P Global, Inc.	810,245
		1,715,625
	Diversified Financial Services - 1.47%
5,600	Berkshire Hathaway Inc. - Class B (a)	948,472

	Insurance - 0.92%
10,425	Arthur J. Gallagher & Co.	596,831
	Total Financials (Cost $5,847,375)	8,070,237

	Health Care - 11.35%
	Biotechnology - 3.43%
9,125	AbbVie Inc.	661,654
3,100	Amgen Inc.	533,913
6,050	Gilead Sciences, Inc.	428,219
3,600	Shire - ADR (b)	594,972
		2,218,758
	Health Care Equipment & Supplies - 0.61%
4,450	Medtronic, PLC (b)	394,937

	Health Care Providers & Services - 3.15%
4,275	Anthem, Inc.	804,256
5,775	Cardinal Health, Inc.	449,988
4,200	UnitedHealth Group Inc.	778,764
		2,033,008
	Pharmaceuticals - 4.16%
4,450	Bristol-Myers Squibb Co.	247,954
3,150	Eli Lilly & Co.	259,245
6,825	Johnson & Johnson	902,879
9,600	Merck & Co., Inc.	615,264
19,800	Pfizer Inc.	665,082
		2,690,424
	Total Health Care (Cost $6,075,948)	7,337,127

	Industrials - 6.21%
	Aerospace & Defense - 1.74%
3,425	The Boeing Co.	677,294
3,650	United Technologies Corp.	445,701
		1,122,995
	Airlines - 0.83%
9,950	Delta Air Lines, Inc.	534,713

	Commercial Services & Supplies - 0.78%
6,900	Waste Management, Inc.	506,115

	Industrial Conglomerates - 2.42%
2,150	3M Co.	447,609
26,850	General Electric Co.	725,218
2,950	Honeywell International, Inc.	393,206
		1,566,033
	Machinery - 0.44%
1,800	Parker-Hannifin Corp.	287,676
	Total Industrials (Cost $3,060,571)	4,017,532

	Information Technology - 19.86%
	Communications Equipment - 0.86%
17,750	Cisco Systems, Inc.	555,575

	Internet Software & Services - 2.82%
630	Alphabet, Inc. - Class A (a)	585,698
650	Alphabet, Inc. - Class C (a)	590,675
4,300	Facebook, Inc. - Class A (a)	649,214
		1,825,587
	IT Services - 2.88%
29,910	Sabre Corp.	651,141
12,925	Visa Inc. - Class A	1,212,106
		1,863,247
	Semiconductors & Semiconductor Equipment - 4.84%
7,900	Analog Devices, Inc.	614,620
4,150	Broadcom Ltd. (b)	967,158
12,500	Intel Corp.	421,750
7,675	QUALCOMM, Inc.	423,813
9,150	Texas Instruments Inc.	703,910
		3,131,251

	Software - 4.96%
13,850	Activision Blizzard, Inc.	797,344
25,150	Microsoft Corp.	1,733,590
13,425	Oracle Corp.	673,130
		3,204,064
	Technology Hardware, Storage & Peripherals - 3.50%
15,720	Apple Inc.	2,263,994
	Total Information Technology (Cost $9,457,054)	12,843,718

	Materials - 3.19%
	Chemicals - 2.27%
7,900	Monsanto Co.	935,044
8,475	The Dow Chemical Co.	534,518
		1,469,562
	Metals & Mining - 0.92%
9,050	Compass Minerals International, Inc.	590,965
	Total Materials (Cost $1,941,720)	2,060,527

	Telecommunication Services - 1.51%
	Diversified Telecommunication Services - 1.51%
13,300	AT&T Inc.	501,809
10,625	Verizon Communications, Inc.	474,512
	Total Telecommunication Services (Cost $953,783)	976,321

	Utilities - 3.00%
	Electric Utilities - 3.00%
18,000	American Electric Power Co., Inc.	1,250,460
8,850	Edison International	691,982
	Total Utilities (Cost $1,700,609)	1,942,442

	TOTAL COMMON STOCKS (Cost $43,784,189)	54,388,106

	REITS - 2.40%
	Real Estate - 2.40%
	Equity Real Estate Investment Trusts (REITs) - 2.40%
2,200	American Tower Corp.	291,104
28,750	CoreCivic, Inc.	792,925
1,050	Public Storage	218,957
7,400	Weyerhaeuser Co.	247,900
	Total Real Estate (Cost $1,424,277)	1,550,886

	TOTAL REITS (Cost $1,424,277)	1,550,886

	CONVERTIBLE PREFERRED STOCKS - 1.00%
	Health Care - 0.43%
	Pharmaceuticals - 0.43%
320	Allergan plc (b)	277,785
	Total Health Care (Cost $252,917)	277,785

	Industrials - 0.57%
	Commercial Services & Supplies - 0.57%
5,470	Stericycle, Inc.	366,162
	Total Industrials (Cost $352,758)	366,162

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $605,675)	643,947

	SHORT TERM INVESTMENTS - 12.19%
	Investment Company - 12.19%
6,447,545	Fidelity Institutional Money Market Fund - Government Portfolio - 0.81% (c)	6,447,545
1,433,378	The STIT-Treasury Portfolio - 0.85% (c)	1,433,377
	Total Investment Company	7,880,922

	TOTAL SHORT TERM INVESTMENTS (Cost $7,880,922)	7,880,922

	Total Investments (Cost ($53,695,063) - 99.71%	64,463,861
	Other Assets in Excess of Liabilities - 0.29%	190,708
	TOTAL NET ASSETS - 100.00%	$64,654,569

ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Securities. The total value of these securities amounted to $3,922,421 (6.07% of net assets) at June 30, 2017.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2017.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$53,695,063
Gross unrealized appreciation	11,654,117
Gross unrealized depreciation	(885,319)
Net unrealized appreciation	$10,768,798

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Flexible Income Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 81.15%
	Consumer Discretionary - 4.21%
	Automobiles - 0.64%
435,000	Ford Motor Co.	4,867,650

	Media - 3.57%
498,000	Lions Gate Entertainment Corp. - Class A (a)(d)	14,053,560
498,000	Lions Gate Entertainment Corp. - Class B (a)(d)	13,087,440
		27,141,000
	Total Consumer Discretionary (Cost $33,072,586)	32,008,650

	Consumer Staples - 15.35%
	Beverages - 5.31%
15,000	Diageo PLC - ADR (d)	1,797,450
75,000	Dr. Pepper Snapple Group, Inc.	6,833,250
120,000	PepsiCo, Inc.	13,858,800
400,000	The Coca Cola Co.	17,940,000
		40,429,500
	Food & Staples Retailing - 1.71%
50,000	Costco Wholesale Corp.	7,996,500
100,000	Sysco Corp.	5,033,000
		13,029,500
	Food Products - 2.22%
10,000	B&G Foods Inc.	356,000
200,000	General Mills, Inc.	11,080,000
50,000	Kellogg Co.	3,473,000
45,000	Mondelez International Inc. - Class A	1,943,550
		16,852,550
	Household Products - 6.11%
25,000	Colgate-Palmolive Co.	1,853,250
50,000	Kimberly-Clark Corp.	6,455,500
100,000	The Clorox Co.	13,324,000
285,000	The Procter & Gamble Co.	24,837,750
		46,470,500
	Total Consumer Staples (Cost $74,140,514)	116,782,050

	Energy - 19.57%
	Energy Equipment & Services - 1.61%
75,000	Helmerich & Payne, Inc.	4,075,500
125,000	Schlumberger Ltd. (d)	8,230,000
		12,305,500
	Oil, Gas & Consumable Fuels - 17.96%
5,000	Apache Corp.	239,650
399,000	BP PLC - ADR (d)	13,825,350
170,000	Chevron Corp.	17,736,100

370,000	ConocoPhillips	16,265,200
140,000	Delek Logistics Partners LP	4,585,000
134,490	EQT Midstream Partners LP	10,036,989
250,000	Exxon Mobil Corp.	20,182,500
145,000	Hess Corp.	6,361,150
600,000	HollyFrontier Corp.	16,482,000
115,000	Kinder Morgan, Inc.	2,203,400
100,000	Marathon Petroleum Corp.	5,233,000
25,000	Phillips 66	2,067,250
300,000	Royal Dutch Shell PLC. - Class A - ADR (d)	15,957,000
188,000	Suncor Energy, Inc. (d)	5,489,600
		136,664,189
	Total Energy (Cost $153,141,693)	148,969,689

	Financials - 5.00%
	Banks - 2.39%
400,000	BB&T Corp.	18,164,000

	Insurance - 2.61%
100,000	Arthur J. Gallagher & Co.	5,725,000
160,000	The Allstate Corp.	14,150,400
		19,875,400
	Total Financials (Cost $24,640,026)	38,039,400

	Health Care - 10.34%
	Health Care Equipment & Supplies - 1.67%
80,000	Abbott Laboratories	3,888,800
145,000	Baxter International, Inc.	8,778,300
		12,667,100
	Pharmaceuticals - 8.67%
75,000	Eli Lilly & Co.	6,172,500
480,000	GlaxoSmithKline PLC - ADR (d)	20,697,600
140,000	Johnson & Johnson (f)	18,520,600
180,000	Merck & Co., Inc.	11,536,200
270,000	Pfizer Inc.	9,069,300
		65,996,200
	Total Health Care (Cost $52,782,747)	78,663,300

	Industrials - 9.66%
	Aerospace & Defense - 2.60%
100,000	The Boeing Co.	19,775,000

	Commercial Services & Supplies - 4.15%
1,000,000	Pitney Bowes Inc.	15,100,000
225,000	Waste Management, Inc.	16,503,750
		31,603,750
	Industrial Conglomerates - 2.91%
820,000	General Electric Co.	22,148,200

	Total Industrials (Cost $46,065,646)	73,526,950

	Information Technology - 8.65%
	Communications Equipment - 0.82%
200,000	Cisco Systems, Inc.	6,260,000

	IT Services - 2.27%
112,300	International Business Machines Corp. (IBM)	17,275,109

	Semiconductors & Semiconductor Equipment - 2.71%
570,000	Intel Corp.	19,231,800
25,000	QUALCOMM, Inc.	1,380,500
		20,612,300
	Software - 2.85%
315,000	Microsoft Corp.	21,712,950
	Total Information Technology (Cost $47,054,327)	65,860,359

	Materials - 3.13%
	Chemicals - 2.82%
30,000	Eastman Chemical Co. (f)	2,519,700
300,000	The Dow Chemical Co.	18,921,000
		21,440,700
	Metals & Mining - 0.31%
57,000	Rio Tinto PLC - ADR (d)	2,411,670
	Total Materials (Cost $13,487,384)	23,852,370

	Telecommunication Services - 5.24%
	Diversified Telecommunication Services - 5.24%
587,500	AT&T Inc.	22,166,375
396,000	Verizon Communications, Inc.	17,685,360
	Total Telecommunication Services (Cost $39,291,322)	39,851,735

	TOTAL COMMON STOCKS (Cost $483,676,245)	617,554,503

	REITS - 2.21%
	Real Estate - 2.21%
	Equity Real Estate Investment Trusts (REITs) - 2.21%
85,300	Digital Realty Trust, Inc.	9,634,635
215,000	Weyerhaeuser Co. (f)	7,202,500
	Total Real Estate (Cost $11,199,794)	16,837,135

	TOTAL REITS (Cost $11,199,794)	16,837,135

	CONVERTIBLE BONDS - 6.55%
	Consumer Discretionary - 4.17%
	Media - 4.17%
	Lions Gate Entertainment Inc.
30,000,000	1.250%, 04/15/2018 (b)	31,743,750
	Total Consumer Discretionary (Cost $30,000,000)	31,743,750

	Health Care - 0.34%
	Pharmaceuticals - 0.34%
	The Medicines Co.
2,000,000	2.500%, 01/15/2022	2,608,750
	Total Health Care (Cost $2,057,561)	2,608,750

	Industrials - 0.36%
	Air Freight & Logistics - 0.36%
	UTi Worldwide, Inc.
2,600,000	4.500%, 03/01/2019 (b)(d)	2,717,000
	Total Industrials (Cost $2,600,000)	2,717,000

	Information Technology - 1.68%
	Internet Software & Services - 0.63%
	Cornerstone OnDemand, Inc.
4,750,000	1.500%, 07/01/2018	4,785,625

	Software - 1.05%
	Nuance Communications, Inc.
7,725,000	1.500%, 11/01/2035	7,980,890
	Total Information Technology (Cost $12,148,649)	12,766,515

	TOTAL CONVERTIBLE BONDS (Cost $46,806,210)	49,836,015

	CORPORATE BONDS - 9.41%
	Consumer Discretionary - 0.71%
	Leisure Products - 0.34%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,562,472

	Media - 0.26%
	Sirius XM Radio, Inc.
2,000,000	4.250%, 05/15/2020 (c)(e)	2,024,200

	Multiline Retail - 0.11%
	Dollar Tree, Inc.
800,000	5.250%, 03/01/2020	822,500
	Total Consumer Discretionary (Cost $4,870,516)	5,409,172

	Energy - 1.23%
	Energy Equipment & Services - 0.64%
	Forum Energy Technologies Inc.
5,000,000	6.250%, 10/01/2021	4,900,000

	Oil, Gas & Consumable Fuels - 0.59%
	Approach Resources, Inc.
3,000,000	7.000%, 06/15/2021	2,580,000
	WildHorse Resource Development Corp.
2,000,000	6.875%, 02/01/2025 (c)(e)	1,885,000
		4,465,000
	Total Energy (Cost $9,763,935)	9,365,000

	Health Care - 1.59%
	Pharmaceuticals - 1.59%
	Valeant Pharmaceuticals International, Inc.
1,179,000	6.750%, 08/15/2018 (c)(d)(e)	1,183,421
10,000,000	6.375%, 10/15/2020 (c)(e)	9,737,500
	VRX Escrow Corp.
1,250,000	5.375%, 03/15/2020 (c)(d)(e)	1,212,500
	Total Health Care (Cost $12,635,522)	12,133,421

	Industrials - 0.40%
	Aerospace & Defense - 0.40%
	TransDigm, Inc.
3,000,000	5.500%, 10/15/2020	3,063,750
	Total Industrials (Cost $2,982,500)	3,063,750

	Information Technology - 4.82%
	Diversified Telecommunication Services - 0.50%
	CCO Holdings LLC / CCO Holdings Capital Corp.
3,706,000	5.250%, 03/15/2021	3,810,231

	Internet Software & Services - 2.91%
	Bankrate Inc.
22,000,000	6.125%, 08/15/2018 (b)(e)	22,110,000

	IT Services - 0.54%
	NeuStar, Inc.
4,000,000	4.500%, 01/15/2023	4,130,000

	Software - 0.87%
	ACI Worldwide, Inc.
3,750,000	6.375%, 08/15/2020 (b)(e)	3,834,375
	Nuance Communications, Inc.
2,722,000	5.375%, 08/15/2020 (c)(e)	2,773,038
		6,607,413
	Total Information Technology (Cost $35,740,541)	36,657,644

	Telecommunication Services - 0.66%
	Diversified Telecommunication Services - 0.66%
	Consolidated Communications Inc
5,000,000	6.500%, 10/01/2022	5,000,000
	Total Telecommunication Services (Cost $4,956,500)	5,000,000

	TOTAL CORPORATE BONDS (Cost $70,949,514)	71,628,987

	SHORT TERM INVESTMENTS - 0.47%
	Investment Company - 0.47%
3,577,134	Fidelity Institutional Money Market Fund - Government Portfolio - 0.81% (g)	3,577,134
	Total Investment Company	3,577,134

	TOTAL SHORT TERM INVESTMENTS (Cost $3,577,134)	3,577,134

Total Investments (Cost ($616,208,897) - 99.79%	759,433,774
Other Assets in Excess of Liabilities - 0.21%	1,596,432
TOTAL NET ASSETS - 100.00%	$761,030,206

ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non Income Producing.
(b)	These securities are deemed illiquid. The total value of these securities amounted to $60,405,125 (7.94% of net assets) at June 30, 2017.
(c)	Restricted security deemed liquid. The total value of restricted securities is $18,815,659 (2.47% of net assets) at June 30, 2017.
(d)	Foreign Issued Securities. The total value of these securities amounted to $100,662,591 (13.23% of net assets) at June 30, 2017
(e)	144A Securities. The total value of restricted securities is $44,760,034 (5.88% of net assets) at June 30, 2017.
(f)	A portion of these investments are segregated as collateral for open written option contracts.
(g)	The rate quoted is the annualized seven-day effective yield as of June 30, 2017.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$616,152,964
Gross unrealized appreciation	186,550,103
Gross unrealized depreciation	(43,323,643)
Net unrealized appreciation	$143,226,460

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Buffalo Flexible Income Fund
Schedule of Options Written
June 30, 2017 (Unaudited)

Contracts		Value
	CALL OPTIONS

	Eastman Chemical Co.
300	Expiration: July 2017, Exercise Price: $85.00	34,500
	Johnson & Johnson
150	Expiration: August 2017, Exercise Price: $140.00	5,850
	Weyerhaeuser Co.
500	Expiration: August 2017, Exercise Price: $35.00	14,000
	Total Written Option (Premium received $55,933)	54,350

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements

Buffalo Growth Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 95.41%
	Consumer Discretionary - 17.57%
	Hotels, Restaurants & Leisure - 3.20%
7,730	Chipotle Mexican Grill, Inc. (a)	3,216,453
114,785	Starbucks Corp.	6,693,113
		9,909,566
	Internet & Direct Marketing Retail - 5.41%
10,330	Amazon.com, Inc. (a)	9,999,440
3,615	The Priceline Group Inc. (a)	6,761,930
		16,761,370
	Media - 1.46%
42,770	The Walt Disney Co.	4,544,313

	Specialty Retail - 4.68%
28,095	Advance Auto Parts, Inc.	3,275,596
54,720	The Home Depot, Inc.	8,394,048
58,560	Williams-Sonoma, Inc.	2,840,160
		14,509,804
	Textiles, Apparel & Luxury Goods - 2.82%
102,595	NIKE, Inc. - Class B	6,053,105
26,680	Under Armour, Inc. - Class A (a)	580,557
104,884	Under Armour, Inc. - Class C (a)	2,114,461
		8,748,123
	Total Consumer Discretionary (Cost $39,040,892)	54,473,176

	Consumer Staples - 6.44%
	Beverages - 1.31%
36,715	Anheuser-Busch InBev SA/NV - ADR (b)	4,051,867

	Food & Staples Retailing - 2.54%
19,170	Costco Wholesale Corp.	3,065,858
59,580	CVS Health Corp.	4,793,807
		7,859,665
	Food Products - 1.02%
73,542	Mondelez International Inc. - Class A	3,176,279

	Household Products - 1.57%
15,195	Kimberly-Clark Corp.	1,961,827
33,475	The Procter & Gamble Co.	2,917,346
		4,879,173
	Total Consumer Staples (Cost $17,449,231)	19,966,984

	Energy - 2.83%
	Energy Equipment & Services - 2.83%
62,390	Baker Hughes, Inc.	3,400,879

113,217	Oceaneering International, Inc.	2,585,876
42,518	Schlumberger Ltd. (b)	2,799,385
	Total Energy (Cost $8,630,168)	8,786,140

	Financials - 9.68%
	Banks - 3.19%
167,480	Bank of America Corp.	4,063,065
45,860	JPMorgan Chase & Co.	4,191,604
29,680	Wells Fargo & Co.	1,644,569
		9,899,238
	Capital Markets - 6.49%
59,495	CME Group Inc.	7,451,154
125,885	Intercontinental Exchange, Inc.	8,298,339
29,918	S&P Global, Inc.	4,367,729
		20,117,222
	Total Financials (Cost $19,749,897)	30,016,460

	Health Care - 17.94%
	Biotechnology - 4.24%
17,358	Biogen Idec Inc. (a)	4,710,267
46,695	Gilead Sciences, Inc.	3,305,072
30,935	Shire - ADR (b)	5,112,627
		13,127,966
	Health Care Equipment & Supplies - 8.72%
166,764	Abbott Laboratories	8,106,398
48,796	Align Technology, Inc. (a)	7,325,256
115,742	Baxter International, Inc.	7,007,021
54,550	Danaher Corp.	4,603,474
		27,042,149
	Health Care Providers & Services - 1.76%
57,815	AmerisourceBergen Corp.	5,465,252

	Pharmaceuticals - 3.22%
29,495	Johnson & Johnson	3,901,894
95,006	Merck & Co., Inc.	6,088,934
		9,990,828
	Total Health Care (Cost $37,354,464)	55,626,195

	Industrials - 10.64%
	Air Freight & Logistics - 2.11%
30,000	FedEx Corp.	6,519,900

	Commercial Services & Supplies - 1.24%
50,368	Stericycle, Inc. (a)	3,844,086

	Industrial Conglomerates - 4.82%
35,912	3M Co.	7,476,519
56,010	Honeywell International, Inc.	7,465,573
		14,942,092
	Professional Services - 1.30%
104,412	Nielsen Holdings PLC (b)	4,036,568

	Road & Rail - 1.17%
33,350	Union Pacific Corp.	3,632,148
	Total Industrials (Cost $22,768,717)	32,974,794

	Information Technology - 24.43%
	Communications Equipment - 0.58%
57,380	Cisco Systems, Inc.	1,795,994

	Internet Software & Services - 11.22%
9,955	Alphabet, Inc. - Class A (a)	9,254,964
11,861	Alphabet, Inc. - Class C (a)	10,778,447
97,707	Facebook, Inc. - Class A (a)	14,751,803
		34,785,214
	IT Services - 2.84%
93,758	Visa Inc. - Class A	8,792,625

	Semiconductors & Semiconductor Equipment - 1.02%
57,526	QUALCOMM, Inc.	3,176,586

	Software - 5.60%
100,930	Microsoft Corp.	6,957,105
112,905	Oracle Corp.	5,661,057
22,975	Red Hat, Inc. (a)	2,199,856
29,425	salesforce.com, inc. (a)	2,548,205
		17,366,223
	Technology Hardware, Storage & Peripherals - 3.17%
68,135	Apple Inc.	9,812,802
	Total Information Technology (Cost $26,805,014)	75,729,444

	Materials - 3.32%
	Chemicals - 3.32%
29,390	Ecolab Inc.	3,901,523
48,180	Praxair, Inc.	6,386,259
	Total Materials (Cost $6,407,748)	10,287,782

	Telecommunication Services - 2.56%
	Diversified Telecommunication Services - 2.56%
127,075	AT&T Inc.	4,794,540
70,555	Verizon Communications, Inc.	3,150,986
	Total Telecommunication Services (Cost $8,523,323)	7,945,526

	TOTAL COMMON STOCKS (Cost $186,729,454)	295,806,501

	REITS - 1.68%
	Real Estate - 1.68%
	Equity Real Estate Investment Trusts (REITs) - 1.68%
12,174	Equinix Inc.	5,224,594
	Total Real Estate (Cost $2,038,199)	5,224,594

	TOTAL REITS (Cost $2,038,199)	5,224,594

	SHORT TERM INVESTMENTS - 1.76%
	Investment Company - 1.76%
5,459,566	Fidelity Institutional Money Market Fund - Government Portfolio - 0.81% (c)	5,459,566
	Total Investment Company	5,459,566

	TOTAL SHORT TERM INVESTMENTS (Cost $5,459,566)	5,459,566

	Total Investments (Cost ($194,227,219) - 98.85%	306,490,661
	Other Assets in Excess of Liabilities - 1.15%	3,550,529
	TOTAL NET ASSETS - 100.00%	$310,041,190

ADR - American Depositary Receipt
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $16,000,447 (5.16% of net assets) at June 30, 2017.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2017.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$194,227,219
Gross unrealized appreciation	117,615,231
Gross unrealized depreciation	(5,351,789)
Net unrealized appreciation	$112,263,442

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo High Yield Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	PREFERRED STOCKS - 1.05%
	Energy - 1.05%
	Oil, Gas & Consumable Fuels - 1.05%
100,000	NuStar Energy L.P. (a)	2,515,000
	Total Energy (Cost $2,500,000)	2,515,000

	TOTAL PREFERRED STOCKS (Cost $2,500,000)	2,515,000

	CONVERTIBLE PREFERRED STOCKS - 0.91%
	Health Care - 0.91%
	Pharmaceuticals - 0.91%
2,500	Allergan plc (d)	2,170,200
	Total Health Care (Cost $2,186,889)	2,170,200

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,186,889)	2,170,200

	COMMON STOCKS - 0.56%
	Consumer Discretionary - 0.56%
	Media - 0.56%
24,485	Lions Gate Entertainment Corp. - Class A (a)(d)	690,966
24,485	Lions Gate Entertainment Corp. - Class B (a)(d)	643,466
	Total Consumer Discretionary (Cost $499,983)	1,334,432

	TOTAL COMMON STOCKS (Cost $499,983)	1,334,432

	CONVERTIBLE BONDS - 12.89%
	Consumer Discretionary - 4.10%
	Auto Components - 0.40%
	Horizon Global Corp.
1,000,000	2.750%, 07/01/2022	950,000

	Diversified Consumer Services - 0.54%
	Carriage Services, Inc.
1,000,000	2.750%, 03/15/2021	1,301,875

	Media - 3.16%
	Lions Gate Entertainment Inc.
5,000,000	1.250%, 04/15/2018 (b)	5,290,625
	Live Nation Entertainment Inc.
2,000,000	2.500%, 05/15/2019	2,290,000
		7,580,625
	Total Consumer Discretionary (Cost $9,041,314)	9,832,500

	Energy - 0.71%
	Oil, Gas & Consumable Fuels - 0.71%
	Whiting Petroleum Corp.
2,000,000	1.250%, 04/01/2020	1,700,000
	Total Energy (Cost $1,654,835)	1,700,000

	Financials - 0.66%
	Consumer Finance - 0.66%
	PRA Group, Inc.
1,500,000	3.500%, 06/01/2023 (c)(e)	1,589,062
	Total Financials (Cost $1,537,739)	1,589,062

	Health Care - 3.63%
	Biotechnology - 0.63%
	Flexion Therapeutics, Inc.
500,000	3.375%, 05/01/2024 (c)(e)	513,750
	Neurocrine Biosciences, Inc.
1,000,000	2.250%, 05/15/2024 (c)(e)	995,625
		1,509,375
	Health Care Equipment & Supplies - 1.74%
	Accuray, Inc.
1,500,000	3.500%, 02/01/2018	1,603,125
	Insulet Corp.
1,000,000	2.000%, 06/15/2019	1,218,750
	The Spectranetics Corporation
1,000,000	2.625%, 06/01/2034	1,356,250
		4,178,125
	Pharmaceuticals - 1.26%
	Innoviva, Inc.
1,000,000	2.125%, 01/15/2023	913,750
	The Medicines Co.
2,000,000	2.750%, 07/15/2023	2,102,500
		3,016,250
	Total Health Care (Cost $7,826,908)	8,703,750

	Industrials - 1.27%
	Machinery - 1.27%
	Chart Industries, Inc.
1,000,000	2.000%, 08/01/2018	996,250
	The Greenbrier Companies, Inc.
1,500,000	3.500%, 04/01/2018	2,038,125
	Total Industrials (Cost $2,425,645)	3,034,375

	Information Technology - 2.52%
	Internet Software & Services - 1.63%
	Envestnet, Inc.
1,500,000	1.750%, 12/15/2019	1,480,312
	Twitter, Inc.
1,500,000	1.000%, 09/15/2021	1,380,000
	WebMD Health Corp.
1,000,000	2.500%, 01/31/2018	1,035,625
		3,895,937

	Software - 0.89%
	Nuance Communications, Inc.
2,060,000	1.500%, 11/01/2035	2,128,238
	Total Information Technology (Cost $5,748,141)	6,024,175

	TOTAL CONVERTIBLE BONDS (Cost $28,234,582)	30,883,862

	CORPORATE BONDS - 62.82%
	Consumer Discretionary - 16.38%
	Auto Components - 0.43%
	Allison Transmission Holdings, Inc.
1,000,000	5.000%, 10/01/2024 (c)(e)	1,027,500

	Distributors - 0.85%
	LKQ Corp.
2,000,000	4.750%, 05/15/2023	2,050,000

	Diversified Consumer Services - 1.06%
	Perry Ellis International, Inc.
1,510,000	7.875%, 04/01/2019 (b)	1,513,775
	Service Corp International
1,000,000	4.500%, 11/15/2020	1,020,000
		2,533,775
	Hotels, Restaurants & Leisure - 1.53%
	Royal Caribbean Cruises Ltd.
1,615,000	7.500%, 10/15/2027 (d)	2,119,688
	Six Flags Entertainment Corp.
1,500,000	5.500%, 04/15/2027 (c)(e)	1,548,750
		3,668,438
	Internet & Direct Marketing Retail - 0.57%
	Netflix, Inc.
250,000	5.500%, 02/15/2022	272,732
1,000,000	5.750%, 03/01/2024	1,093,750
		1,366,482
	Leisure Products - 1.46%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,494,280

	Media - 7.25%
	AMC Networks Inc.
1,500,000	5.000%, 04/01/2024	1,539,375
	Cinemark USA, Inc.
1,000,000	5.125%, 12/15/2022	1,035,000
	Gray Television, Inc.
1,500,000	5.875%, 07/15/2026 (c)(e)	1,533,750
	Lions Gate Entertainment Corp.
250,000	5.875%, 11/01/2024 (c)(e)(e)	264,375
	Live Nation Entertainment Inc.
3,100,000	5.375%, 06/15/2022 (c)(e)	3,224,251
1,000,000	4.875%, 11/01/2024 (c)(e)	1,017,500
	Regal Entertainment Group
2,600,000	5.750%, 06/15/2023	2,730,000
	Sirius XM Radio, Inc.

3,095,000	4.250%, 05/15/2020 (c)(e)	3,132,449
250,000	3.875%, 08/01/2022 (c)(e)	253,205
250,000	5.375%, 07/15/2026 (c)(e)	259,375
	The E.W. Scripps Co.
250,000	5.125%, 05/15/2025 (c)(e)	258,125
	Townsquare Media, Inc.
2,100,000	6.500%, 04/01/2023 (c)(e)	2,118,375
		17,365,780
	Specialty Retail - 1.68%
	Penske Automotive Group, Inc.
2,500,000	5.750%, 10/01/2022	2,587,500
	Sonic Automotive, Inc.
1,500,000	5.000%, 05/15/2023	1,434,375
		4,021,875
	Textiles, Apparel & Luxury Goods - 1.55%
	PVH Corp.
3,120,000	7.750%, 11/15/2023	3,712,800
	Total Consumer Discretionary (Cost $36,188,018)	39,240,930

	Consumer Disrectionary - 0.87%
	Commercial Services - 0.87%
	Cimpress NV
2,000,000	7.000%, 04/01/2022 (c)(e)(e)	2,080,000
	Total Consumer Disrectionary (Cost $2,021,250)	2,080,000

	Consumer Staples - 4.62%
	Beverages - 0.13%
	Cott Beverages, Inc.
300,000	5.375%, 07/01/2022	312,000

	Food Products - 4.49%
	Darling Ingredients, Inc.
1,100,000	5.375%, 01/15/2022	1,148,125
	Lamb Weston Holdings, Inc.
1,500,000	4.875%, 11/01/2026 (e)	1,561,875
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	2,750,000
	TreeHouse Foods, Inc.
2,000,000	4.875%, 03/15/2022	2,075,000
3,000,000	6.000%, 02/15/2024 (c)(e)	3,210,000
		10,745,000
	Total Consumer Staples (Cost $10,638,257)	11,057,000

	Energy - 5.20%
	Energy - 0.42%
	Delek Logistics Partners LP
1,000,000	6.750%, 05/15/2025 (e)	1,015,000

	Energy Equipment & Services - 0.57%
	Forum Energy Technologies Inc.
1,405,000	6.250%, 10/01/2021	1,376,900

	Oil, Gas & Consumable Fuels - 4.21%
	Diamondback Energy Inc.
1,000,000	4.750%, 11/01/2024 (c)(e)	1,000,000
	Gulfport Energy Corp.
1,000,000	6.000%, 10/15/2024 (c)(e)	977,500
	Holly Energy Partners, L.P.
500,000	6.000%, 08/01/2024 (c)(e)	522,500
	Parsley Energy LLC / Parsley Finance Corp.
250,000	6.250%, 06/01/2024 (c)(e)	263,750
1,000,000	5.375%, 01/15/2025 (c)(e)	1,012,500
	Seven Generations Energy Ltd.
1,275,000	6.750%, 05/01/2023 (c)(e)(e)	1,332,375
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.
500,000	5.500%, 06/01/2024	500,000
1,000,000	5.875%, 03/01/2027	1,000,000
	Tesoro Logistics LP / Tesoro Logistics Finance Corp.
1,000,000	5.500%, 10/15/2019	1,060,000
500,000	6.125%, 10/15/2021	521,250
	WildHorse Resource Development Corp.
2,000,000	6.875%, 02/01/2025 (c)(e)	1,885,000
		10,074,875
	Total Energy (Cost $12,309,343)	12,466,775

	Finance - 0.53%
	Diversified Financial Services - 0.53%
	Cott Holdings, Inc.
1,250,000	5.500%, 04/01/2025 (c)(e)	1,278,125
	Total Finance (Cost $1,249,500)	1,278,125

	Financials - 3.90%
	Capital Markets - 2.61%
	KCG Holdings, Inc.
4,500,000	6.875%, 03/15/2020 (c)(e)	4,660,313
	MSCI Inc.
1,500,000	5.250%, 11/15/2024 (c)(e)	1,597,500
		6,257,813
	Diversified Financial Services - 1.29%
	Cogent Communications Finance Inc.
3,000,000	5.625%, 04/15/2021 (c)(e)	3,090,000
	Total Financials (Cost $8,878,846)	9,347,813

	Health Care - 4.05%
	Health Care Equipment & Supplies - 0.43%
	Alere, Inc.
1,000,000	6.500%, 06/15/2020	1,018,750

	Health Care Providers & Services - 0.88%
	Centene Corp.
1,500,000	5.625%, 02/15/2021	1,567,500
500,000	6.125%, 02/15/2024	541,840
		2,109,340
	Pharmaceuticals - 2.74%
	Endo Finance LLC
4,500,000	5.750%, 01/15/2022 (c)(e)	4,071,600
	Horizon Pharma, Inc.
1,000,000	6.625%, 05/01/2023	945,000
	Valeant Pharmaceuticals International, Inc.
583,000	6.750%, 08/15/2018 (c)(e)(e)	585,186
	VRX Escrow Corp.
1,000,000	5.375%, 03/15/2020 (c)(e)(e)	970,000
		6,571,786
	Total Health Care (Cost $9,837,274)	9,699,876

	Industrials - 12.72%
	Aerospace & Defense - 3.82%
	KLX Inc.
2,000,000	5.875%, 12/01/2022 (c)(e)	2,107,500
	TransDigm, Inc.
2,000,000	5.500%, 10/15/2020	2,042,500
250,000	6.000%, 07/15/2022	258,125
500,000	6.375%, 06/15/2026	508,750
	Triumph Group Inc.
4,000,000	4.875%, 04/01/2021	3,995,000
250,000	5.250%, 06/01/2022	249,688
		9,161,563
	Commercial Services & Supplies - 3.51%
	Covanta Holding Corp.
250,000	5.875%, 03/01/2024	244,375
1,500,000	5.875%, 07/01/2025	1,458,750
	KAR Auction Services, Inc.
500,000	5.125%, 06/01/2025 (c)(e)	510,625
	LSC Communications, Inc.
1,500,000	8.750%, 10/15/2023 (c)(e)	1,571,250
	Mobile Mini, Inc.
1,000,000	5.875%, 07/01/2024	1,040,000
	Quad Graphics, Inc.
3,500,000	7.000%, 05/01/2022	3,581,655
		8,406,655
	Construction & Engineering - 0.44%
	Tutor Perini Corp.
1,000,000	6.875%, 05/01/2025 (c)(e)	1,055,000

	Electrical Equipment - 1.62%
	General Cable Corp.
1,000,000	5.750%, 10/01/2022	1,005,000
	Monitronics International Inc.
3,000,000	9.125%, 04/01/2020	2,872,500
		3,877,500
	Professional Services - 1.57%
	FTI Consulting, Inc.
3,625,000	6.000%, 11/15/2022	3,774,531

	Trading Companies & Distributors - 1.76%
	Fly Leasing Ltd.
2,000,000	6.750%, 12/15/2020 (d)	2,102,500
2,000,000	6.375%, 10/15/2021 (d)	2,107,500
		4,210,000
	Total Industrials (Cost $29,838,088)	30,485,249

	Information Technology - 9.76%
	Diversified Telecommunication Services - 0.95%
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,200,000	5.250%, 03/15/2021	2,261,875

	Electronic Equipment, Instruments & Components - 0.44%
	Anixter Inc.
500,000	5.625%, 05/01/2019	528,125
500,000	5.125%, 10/01/2021	535,000
		1,063,125
	Internet Software & Services - 3.51%
	Bankrate Inc.
6,000,000	6.125%, 08/15/2018 (b)(e)	6,030,000
	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
1,200,000	6.000%, 07/15/2025 (c)(e)	1,242,000
	j2 Global, Inc.
1,100,000	8.000%, 08/01/2020 (b)	1,127,824
		8,399,824
	IT Services - 2.11%
	NeuStar, Inc.
3,000,000	4.500%, 01/15/2023	3,097,500
	ServiceSource International Inc.
2,000,000	1.500%, 08/01/2018	1,966,250
		5,063,750
	Software - 2.32%
	ACI Worldwide, Inc.
1,250,000	6.375%, 08/15/2020 (b)(e)	1,278,125
	Nuance Communications, Inc.
3,000,000	6.000%, 07/01/2024	3,210,000
	SS&C Technologies Holdings, Inc.
1,000,000	5.875%, 07/15/2023	1,070,210
		5,558,335
	Software & Services - 0.43%
	Cardtronics plc
1,000,000	5.500%, 05/01/2025 (c)(e)	1,032,500
	Total Information Technology (Cost $22,470,882)	23,379,409

	Materials - 2.03%
	Chemicals - 1.92%
	A. Schulman, Inc.
2,000,000	6.875%, 06/01/2023	2,125,000
	GCP Applied Technologies Inc
1,250,000	9.500%, 02/01/2023 (c)(e)	1,425,000

	Kraton Polymers LLC / Kraton Polymers Capital Corp.
1,000,000	7.000%, 04/15/2025 (c)(e)	1,055,000
		4,605,000
	Metals & Mining - 0.11%
	Commercial Metals Co.
250,000	5.375%, 07/15/2027	255,313
	Total Materials (Cost $4,486,592)	4,860,313

	Telecommunication Services - 2.76%
	Broadcast Media - 1.09%
	Nexstar Broadcasting, Inc.
2,000,000	6.125%, 02/15/2022 (c)(e)	2,102,500
	Nexstar Escrow Corp.
500,000	5.625%, 08/01/2024 (c)(e)	507,500
		2,610,000
	Diversified Telecommunication Services - 1.67%
	Consolidated Communications Inc
4,000,000	6.500%, 10/01/2022	4,000,000
	Total Telecommunication Services (Cost $6,282,877)	6,610,000

	TOTAL CORPORATE BONDS (Cost $144,200,927)	150,505,490

	BANK LOANS - 13.69%
	Aerospace & Defense - 2.08%
4,975,000	DigitalGlobe Inc. - Term Loan B (c)	4,982,264

	Building Products - 1.25%
2,989,925	Builders FirstSource, Inc. - Term Loan B (c)	2,991,793

	Capital Goods - 0.83%
1,975,100	SiteOne Landscape Supply Holding LLC (c)	1,991,770

	Chemicals - 1.16%
779,930	Kraton Polymers LLC - Term Loan B (c)	788,438
1,980,050	Nexeo Solutions, Inc. - Term Loan B (c)	1,999,029

	Food Products - 1.04%
2,480,006	Amplify Snack Brands, Inc. (b)	2,486,206

	Health Care Equipment & Supplies - 0.72%
1,714,912	Catalent, Inc. (b)	1,729,918

	Hotels, Restaurants & Leisure - 0.84%
1,989,975	Planet Fitness Holdings, LLC - Term Loan B (c)	2,008,641

	Machinery - 0.18%
417,949	Welbilt, Inc.	422,651

	Media - 0.04%
100,000	CBS Radio Inc. - Term Loan B (c)	100,594

	Pharmaceuticals - 4.94%
5,915,783	Akorn, Inc. - Term Loan B (c)	5,974,940
1,995,000	Horizon Pharma, Inc. (c)	2,005,474
3,791,581	Valeant Pharmaceuticals International, Inc. (c)	3,847,469

	Software & Services - 0.40%
960,000	Blucora, Inc. (c)	969,600

	Technology Hardware & Equipment - 0.21%
500,000	KEMET Corp.	503,750

	TOTAL BANK LOANS (Cost $32,435,221)	32,802,537

	SHORT TERM INVESTMENTS - 7.62%
	Investment Company - 7.62%
18,258,392	Fidelity Institutional Money Market Fund - Government Portfolio - 0.81% (f)	18,258,392
	Total Investment Company	18,258,392

	TOTAL SHORT TERM INVESTMENTS (Cost $18,258,392)	18,258,392

	Total Investments (Cost ($228,315,994) - 99.54%	238,469,913
	Other Assets in Excess of Liabilities - 0.46%	1,103,926
	TOTAL NET ASSETS - 100.00%	$239,573,839

(a)	Non Income Producing.
(b)	These securities are deemed illiquid. The total value of these securities amounted to $19,456,473 (8.12% of net assets) at June 30, 2017.
(c)	Restricted security deemed liquid. The total value of these securities amounted to $86,541,328 (36.12% of net assets) at June 30, 2017.
(d)	Foreign Issued Securities. The total value of these securities amounted to $15,066,256 (6.29% of net assets) at June 30, 2017.
(e)	144A Securities. The total value of these securities amounted to $68,766,316 (28.70% of net assets) at June 30, 2017.
(f)	The rate quoted is the annualized seven-day effective yield as of June 30, 2017.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$228,315,994
Gross unrealized appreciation	11,042,851
Gross unrealized depreciation	(888,932)
Net unrealized appreciation	$10,153,919

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo International Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 90.14%
	Belgium - 0.93%
	Beverages - 0.93%
19,000	Anheuser-Busch InBev SA/NV	2,098,693
	Total Belgium (Cost $1,902,411)	2,098,693

	Brazil - 0.70%
	Beverages - 0.70%
288,400	Ambev SA - ADR	1,583,316
	Total Brazil (Cost $1,538,935)	1,583,316

	Canada - 1.50%
	Road & Rail - 1.50%
42,000	Canadian National Railway Co.	3,404,100
	Total Canada (Cost $2,765,770)	3,404,100

	Cayman Islands - 0.54%
	Electronic Equipment, Instruments & Components - 0.54%
28,800	Fabrinet(a)	1,228,608
	Total Cayman Islands (Cost $1,171,035)	1,228,608

	Finland - 0.41%
	Leisure Products - 0.41%
37,000	Amer Sports Corp.	925,486
	Total Finland (Cost $1,047,932)	925,486

	France - 16.01%
	Beverages - 1.27%
21,500	Pernod Ricard SA	2,879,223

	Chemicals - 1.03%
18,820	Air Liquide SA	2,325,792

	Electrical Equipment - 0.95%
28,000	Schneider Electric SE	2,151,312

	Food Products - 1.79%
27,503	Naturex (a)(b)	2,902,525
14,280	Vilmorin & Cie S.A.	1,161,920
		4,064,445
	Health Care Equipment & Supplies - 0.32%
9,341	Sartorius Stedim Biotech	724,415

	Hotels, Restaurants & Leisure - 1.61%
78,000	Accor SA	3,656,612

	Internet Software & Services - 0.93%
42,800	Criteo SA - ADR (a)	2,099,340

	Life Sciences Tools & Services - 0.80%
3,200	Eurofins Scientific SE	1,802,408

	Media - 1.47%
44,500	Publicis Groupe SA	3,319,432

	Software - 1.58%
40,000	Dassault Systemes SE	3,585,901

	Textiles, Apparel & Luxury Goods - 4.26%
17,000	Kering	5,790,027
15,500	LVMH Moet Hennessy Louis Vuitton SE	3,864,643
		9,654,670
	Total France (Cost $28,074,359)	36,263,550

	Germany - 24.72%
	Chemicals - 3.76%
24,000	Linde A.G.	4,544,852
56,000	Symrise AG	3,966,832
		8,511,684
	Construction Materials - 1.77%
41,500	HeidelbergCement AG	4,012,352

	Electronic Equipment, Instruments & Components - 1.32%
113,711	Jenoptik AG	2,982,586
1,000	PA Power Automation AG(a)	1,713
		2,984,299
	Health Care Equipment & Supplies - 1.59%
69,525	Carl Zeiss Meditec AG	3,608,306

	Health Care Providers & Services - 2.76%
73,000	Fresenius SE & Co. KGaA	6,258,286

	Hotels, Restaurants & Leisure - 0.23%
20,000	Vapiano SE(a)	520,822

	Household Products - 1.92%
35,900	Henkel AG & Co. KGaA	4,342,246

	Industrial Conglomerates - 1.80%
29,700	Siemens A.G. - ADR	4,082,503

	Insurance - 0.86%
9,700	Muenchener Rueckversicherungs-Gesellschaft AG.	1,955,976

	IT Services - 1.52%
54,000	Wirecard AG	3,436,599

	Media - 0.20%
10,000	CTS Eventim AG & Co. KGaA	442,241

	Pharmaceuticals - 2.12%
9,000	Bayer AG - ADR	1,168,785
28,000	Bayer AG	3,620,166
		4,788,951
	Software - 2.74%
59,300	SAP SE - ADR	6,206,931

	Textiles, Apparel & Luxury Goods - 1.62%
19,200	adidas AG	3,678,644

	Trading Companies & Distributors - 0.51%
20,000	Brenntag AG	1,157,686
	Total Germany (Cost $37,515,916)	55,987,526

	Hong Kong - 3.57%
	Industrial Conglomerates - 2.93%
300,000	Beijing Enterprise Holdings Ltd.	1,446,695
44,184	Jardine Matheson Holding Ltd.	2,836,613
56,695	Jardine Strategic Holdings Ltd.	2,363,614
		6,646,922
	Specialty Retail - 0.64%
630,750	L'Occitane International SA	1,447,725
	Total Hong Kong (Cost $6,969,225)	8,094,647

	India - 1.50%
	Banks - 1.50%
378,180	ICICI Bank Ltd. - ADR	3,392,275
	Total India (Cost $3,620,595)	3,392,275

	Ireland - 1.72%
	Pharmaceuticals - 1.72%
16,000	Allergan plc	3,889,440
	Total Ireland (Cost $2,679,874)	3,889,440

	Italy - 3.10%
	Beverages - 2.30%
740,000	Davide Campari - Milano S.p.A.	5,214,839

	Internet & Direct Marketing Retail - 0.80%
65,000	Yoox Net-A-Porter Group SpA(a)	1,798,090
	Total Italy (Cost $4,499,139)	7,012,929

	Japan - 5.71%
	Beverages - 0.53%
32,000	Asahi Group Holdings Ltd.	1,202,898

	Electronic Equipment, Instruments & Components - 3.11%
25,000	Murata Manufacturing Co., Ltd.	3,794,177
75,000	Omron Corp.	3,250,722
		7,044,899
	Internet & Direct Marketing Retail - 0.88%
81,000	START TODAY Co., LTD.	1,991,243

	Machinery - 1.19%
14,000	FANUC Corp.	2,695,443
	Total Japan (Cost $9,595,045)	12,934,483

	Mexico - 0.38%
	Beverages - 0.38%
500,000	Becle, S.A.B. de C.V.(a)	852,676
	Total Mexico (Cost $834,141)	852,676

	Netherlands - 5.75%
	Internet Software & Services - 1.09%
104,810	Trivago N.V. - ADR (a)	2,479,805

	IT Services - 1.77%
87,499	InterXion Holding NV(a)	4,005,704

	Personal Products - 1.58%
64,700	Unilever N.V. - NY Shares - ADR	3,575,969

	Semiconductors & Semiconductor Equipment - 1.31%
22,741	ASML Holding NV - NY Shares - ADR	2,963,380
	Total Netherlands (Cost $6,828,548)	13,024,858

	Norway - 1.45%
	Commercial Services & Supplies - 1.04%
192,000	Tomra Systems ASA	2,345,741

	Diversified Telecommunication Services - 0.41%
56,000	Telenor ASA	929,001
	Total Norway (Cost $2,699,747)	3,274,742

	Republic of Korea - 0.73%
	Semiconductors & Semiconductor Equipment - 0.73%
800	Samsung Electronic Co., Ltd.	1,662,020
	Total Republic of Korea (Cost $894,090)	1,662,020

	Singapore - 2.24%
	Semiconductors & Semiconductor Equipment - 2.24%
21,770	Broadcom Ltd.	5,073,499
	Total Singapore (Cost $736,032)	5,073,499

	Spain - 1.36%
	Biotechnology - 0.42%
45,000	Grifols SA - ADR	950,850

	Specialty Retail - 0.94%
55,500	Industria de Diseno Textil, S.A.	2,130,519
	Total Spain (Cost $1,958,918)	3,081,369

	Switzerland - 6.39%
	Building Products - 0.19%
500	dormakaba Holding AG	434,352

	Capital Markets - 1.24%
53,337	Julius Baer Group Ltd.	2,806,186

	Construction Materials - 1.23%
48,500	LafargeHolcim Ltd.	2,776,775

	Insurance - 1.41%
35,000	Swiss Re AG	3,199,239

	Pharmaceuticals - 1.11%
23,000	Roche Holding AG - ADR	731,400
7,000	Roche Holding AG	1,782,668
		2,514,068
	Specialty Retail - 1.21%
16,700	Dufry AG(a)	2,736,020
	Total Switzerland (Cost $13,629,156)	14,466,640

	Taiwan, Province of China - 2.49%
	Semiconductors & Semiconductor Equipment - 2.49%
161,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,638,384
	Total Taiwan, Province of China (Cost $2,178,768)	5,638,384

	United Kingdom - 8.94%
	Beverages - 1.29%
24,300	Diageo PLC - ADR	2,911,869

	Health Care Equipment & Supplies - 1.23%
80,100	Smith & Nephew plc - ADR	2,791,485

	Hotels, Restaurants & Leisure - 2.48%
63,264	InterContinental Hotels Group PLC	3,515,948
40,800	Whitbread PLC	2,108,073
		5,624,021
	Insurance - 1.88%
32,000	Aon PLC	4,254,400

	Media - 1.25%
90,600	Liberty Global PLC - Series C(a)	2,824,908

	Textiles, Apparel & Luxury Goods - 0.81%
85,000	Burberry Group PLC	1,838,873
	Total United Kingdom (Cost $17,505,618)	20,245,556

	TOTAL COMMON STOCKS (Cost $148,645,254)	204,134,797

	SHORT TERM INVESTMENTS - 9.43%
	Investment Company - 9.43%
21,352,857	Fidelity Institutional Money Market Fund - Government Portfolio - 0.81% (c)	21,352,857
	Total Investment Company	21,352,857

	TOTAL SHORT TERM INVESTMENTS (Cost $21,352,857)	21,352,857

	Total Investments (Cost ($169,998,111) - 99.57%	225,487,654
	Other Assets in Excess of Liabilities - 0.43%	965,890
	TOTAL NET ASSETS - 100.00%	$226,453,544

	ADR — American Depositary Receipt
	PLC — Public Limited Company
(a)	Non Income Producing.
(b)	These securities are deemed illiquid. The total value of these securities amounted to $258,244 (0.11% of net assets) at June 30, 2017.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2017.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

	Cost of investments	$169,998,111
	Gross unrealized appreciation	59,906,927
	Gross unrealized depreciation	(4,417,384)
	Net unrealized appreciation	$ 55,489,543

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

As of June 30, 2017, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Banks	3,392,275	1.50%
Beverages	16,743,515	7.39%
Biotechnology	950,850	0.42%
Building Products	434,352	0.19%
Capital Markets	2,806,186	1.24%
Chemicals	10,837,476	4.79%
Commercial Services & Supplies	2,345,740	1.04%
Construction Materials	6,789,128	3.00%
Diversified Telecommunication Services	929,001	0.41%
Electrical Equipment	2,151,312	0.95%
Electronic Equipment, Instruments & Components	11,257,806	4.97%
Food Products	4,064,445	1.79%
Health Care Equipment & Supplies	7,124,205	3.15%
Health Care Providers & Services	6,258,286	2.76%
Hotels, Restaurants & Leisure	9,801,454	4.33%
Household Products	4,342,246	1.92%
Industrial Conglomerates	10,729,426	4.74%
Insurance	9,409,614	4.15%

Internet & Direct Marketing Retail	3,789,333	1.67%
Internet Software & Services	4,579,145	2.02%
IT Services	7,442,303	3.29%
Leisure Products	925,486	0.41%
Life Sciences Tools & Services	1,802,408	0.80%
Machinery	2,695,444	1.19%
Media	6,586,581	2.91%
Personal Products	3,575,969	1.58%
Pharmaceuticals	11,192,459	4.94%
Road & Rail	3,404,100	1.50%
Semiconductors & Semiconductor Equipment	15,337,282	6.77%
Software	9,792,832	4.32%
Specialty Retail	6,314,265	2.79%
Textiles, Apparel & Luxury Goods	15,172,187	6.70%
Trading Companies & Distributors	1,157,686	0.51%
Total Common Stocks	204,134,797	90.14%

Short Term Investments
Investment Company	21,352,857	9.43%
Total Short Term Investments	21,352,857	9.43%

Total Investments	225,487,654	99.57%
Other Assets in Excess of Liabilities	965,890	0.43%
TOTAL NET ASSETS	$226,453,544	100.00%

The accompanying notes are an integral part of these financial statements.

Buffalo Large Cap Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 89.94%
	Consumer Discretionary - 18.97%
	Hotels, Restaurants & Leisure - 2.60%
2,325	Chipotle Mexican Grill, Inc. (a)	967,433
7,555	Marriott International, Inc. - Class A	757,842
		1,725,275
	Internet & Direct Marketing Retail - 6.45%
3,210	Amazon.com, Inc. (a)	3,107,280
625	The Priceline Group Inc. (a)	1,169,075
		4,276,355
	Leisure Products - 1.30%
40,100	Mattel, Inc.	863,353

	Media - 0.90%
1,759	Charter Communications, Inc. - Class A (a)	592,519

	Multiline Retail - 1.22%
11,200	Dollar General Corp.	807,408

	Specialty Retail - 3.80%
20,100	Lowe's Companies, Inc.	1,558,353
13,300	The TJX Companies, Inc.	959,861
		2,518,214
	Textiles, Apparel & Luxury Goods - 2.70%
15,500	Luxottica Group S.p.A. - ADR (b)	903,340
43,900	Under Armour, Inc. - Class C (a)	885,024
		1,788,364
	Total Consumer Discretionary (Cost $9,051,643)	12,571,488

	Consumer Staples - 3.19%
	Food & Staples Retailing - 1.71%
14,100	CVS Health Corp.	1,134,486

	Personal Products - 1.48%
10,200	The Estee Lauder Companies Inc. - Class A	978,996
	Total Consumer Staples (Cost $2,095,679)	2,113,482

	Energy - 2.81%
	Energy Equipment & Services - 2.81%
28,279	Schlumberger Ltd. (b)	1,861,889
	Total Energy (Cost $1,870,979)	1,861,889

	Financials - 8.17%
	Capital Markets - 8.17%
13,200	CME Group Inc.	1,653,168

22,875	Intercontinental Exchange, Inc.	1,507,920
8,800	S&P Global, Inc.	1,284,712
13,000	T. Rowe Price Group Inc.	964,730
	Total Financials (Cost $3,619,188)	5,410,530

	Health Care - 18.31%
	Biotechnology - 7.22%
3,750	Biogen Idec Inc. (a)	1,017,600
22,675	Portola Pharmaceuticals, Inc. (a)	1,273,655
9,950	Shire - ADR (b)	1,644,436
6,600	Vertex Pharmaceuticals Inc. (a)	850,542
		4,786,233
	Health Care Equipment & Supplies - 5.19%
11,300	Danaher Corp.	953,607
20,300	Dentsply Sirona Inc.	1,316,252
13,200	Medtronic, PLC (b)	1,171,500
		3,441,359
	Health Care Technology - 2.24%
10,550	athenahealth Inc. (a)	1,482,803

	Pharmaceuticals - 3.66%
43,000	Roche Holding AG - ADR (b)	1,367,400
16,900	Zoetis Inc	1,054,222
		2,421,622
	Total Health Care (Cost $10,566,846)	12,132,017

	Industrials - 9.18%
	Air Freight & Logistics - 2.56%
15,350	United Parcel Service, Inc. - Class B	1,697,556

	Commercial Services & Supplies - 2.83%
14,000	Stericycle, Inc. (a)	1,068,480
11,000	Waste Management, Inc.	806,850
		1,875,330
	Industrial Conglomerates - 1.95%
9,700	Honeywell International, Inc.	1,292,913

	Road & Rail - 1.84%
11,600	Kansas City Southern	1,213,940
	Total Industrials (Cost $5,244,500)	6,079,739

	Information Technology - 26.79%
	Internet Software & Services - 8.21%
2,245	Alphabet, Inc. - Class A (a)	2,087,132
1,148	Alphabet, Inc. - Class C (a)	1,043,222
15,300	Facebook, Inc. - Class A (a)	2,309,994
		5,440,348
	IT Services - 3.92%
4,050	Alliance Data Systems Corp.	1,039,594
16,600	Visa Inc. - Class A	1,556,748
		2,596,342

	Semiconductors & Semiconductor Equipment - 3.51%
38,900	Intel Corp.	1,312,486
18,315	QUALCOMM, Inc.	1,011,354
		2,323,840
	Software - 7.87%
40,100	Microsoft Corp.	2,764,093
27,940	Oracle Corp.	1,400,912
11,000	Red Hat, Inc. (a)	1,053,250
		5,218,255
	Technology Hardware, Storage & Peripherals - 3.28%
15,095	Apple Inc.	2,173,982
	Total Information Technology (Cost $11,409,532)	17,752,767

	Materials - 2.52%
	Chemicals - 2.52%
12,600	Praxair, Inc.	1,670,130
	Total Materials (Cost $1,437,618)	1,670,130

	TOTAL COMMON STOCKS (Cost $45,295,985)	59,592,042

	REITS - 2.08%
	Real Estate - 2.08%
	Equity Real Estate Investment Trusts (REITs) - 2.08%
3,211	Equinix Inc.	1,378,033
	Total Real Estate (Cost $539,541)	1,378,033

	TOTAL REITS (Cost $539,541)	1,378,033

	SHORT TERM INVESTMENTS - 7.73%
	Investment Company - 7.73%
5,124,233	Fidelity Institutional Money Market Fund - Government Portfolio - 0.81% (c)	5,124,233
	Total Investment Company	5,124,233

	TOTAL SHORT TERM INVESTMENTS (Cost $5,124,233)	5,124,233

	Total Investments (Cost ($50,959,759) - 99.75%	66,094,308
	Other Assets in Excess of Liabilities - 0.25%	166,075
	TOTAL NET ASSETS - 100.00%	$66,260,383

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $6,948,565 (10.49% of net assets) at June 30, 2017.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2017.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$50,959,759
Gross unrealized appreciation	15,686,675
Gross unrealized depreciation	(552,126)
Net unrealized appreciation	$15,134,549

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Emerging Opportunities Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 89.33%
	Consumer Discretionary - 23.66%
	Auto Components - 2.59%
83,600	Motorcar Parts of America, Inc. (a)	2,360,864

	Hotels, Restaurants & Leisure - 5.66%
140,500	Del Taco Restaurants, Inc. (a)	1,931,875
113,800	Kona Grill, Inc. (a)	421,060
116,000	Playa Hotels & Resorts N.V. (a)(b)	1,386,200
89,000	The Habit Restaurants, Inc. (a)	1,406,200
		5,145,335
	Household Durables - 5.57%
19,000	Installed Building Products Inc (a)	1,006,050
39,000	LGI Homes, Inc. (a)	1,567,020
15,000	Universal Electronics, Inc. (a)	1,002,750
172,100	ZAGG Inc. (a)	1,488,665
		5,064,485
	Internet & Direct Marketing Retail - 1.96%
98,000	Duluth Holdings Inc. - Class B (a)	1,784,580

	Leisure Products - 3.20%
51,400	MCBC Holdings, Inc. (a)	1,004,870
99,700	Nautilus, Inc. (a)	1,909,255
		2,914,125
	Media - 1.90%
72,300	Liberty Media Corp-Liberty Braves (a)	1,733,031

	Specialty Retail - 2.78%
71,555	At Home Group Inc. (a)	1,666,516
41,700	The Tile Shop Holdings, Inc.	861,105
		2,527,621
	Total Consumer Discretionary (Cost $19,096,210)	21,530,041

	Consumer Staples - 2.08%
	Beverages - 2.08%
37,000	MGP Ingredients, Inc.	1,893,290
	Total Consumer Staples (Cost $1,407,836)	1,893,290

	Financials - 5.13%
	Capital Markets - 2.09%
26,100	Financial Engines Inc.	955,260
43,085	Hamilton Lane Inc.	947,439
		1,902,699
	Diversified Financial Services - 1.06%
55,000	Compass Diversified Holdings	959,750

	Insurance - 1.49%
36,300	Kinsale Capital Group, Inc.	1,354,353

	Thrifts & Mortgage Finance - 0.49%
2,600	LendingTree, Inc. (a)	447,720
	Total Financials (Cost $3,333,600)	4,664,522

	Health Care - 13.45%
	Biotechnology - 0.93%
46,000	Dynavax Technologies Corp. (a)	443,900
28,800	Syndax Pharmaceuticals, Inc. (a)	402,336
		846,236
	Health Care Equipment & Supplies - 3.89%
170,992	Accuray Inc. (a)	812,212
99,885	Obalon Therapeutics, Inc. (a)	989,860
60,300	Oxford Immunotec Global PLC (a)(b)	1,014,246
25,450	Tactile Systems Technology, Inc. (a)	727,361
		3,543,679
	Health Care Providers & Services - 4.13%
119,800	Cross Country Healthcare, Inc. (a)	1,546,618
11,700	HealthEquity, Inc. (a)	583,011
24,000	LHC Group, Inc. (a)	1,629,360
		3,758,989
	Health Care Technology - 3.75%
53,000	HealthStream, Inc. (a)	1,394,960
46,700	Omnicell, Inc. (a)	2,012,770
		3,407,730
	Pharmaceuticals - 0.75%
75,000	Clearside Biomedical, Inc. (a)	683,250
	Total Health Care (Cost $10,167,379)	12,239,884

	Industrials - 11.01%
	Aerospace & Defense - 1.52%
45,400	Astronics Corp. (a)	1,383,338

	Building Products - 1.67%
26,700	Apogee Enterprises, Inc.	1,517,628

	Machinery - 3.55%
132,000	Kornit Digital Ltd. (a)(b)	2,554,200
10,000	Proto Labs, Inc. (a)	672,500
		3,226,700
	Trading Companies & Distributors - 4.27%
131,000	Foundation Building Materials, Inc. (a)	1,684,660
154,000	Nexeo Solutions, Inc. (a)	1,278,200
17,800	SiteOne Landscape Supply, Inc. (a)	926,668
		3,889,528
	Total Industrials (Cost $8,001,335)	10,017,194

	Information Technology - 30.29%
	Internet Software & Services - 12.68%
27,655	Alteryx, Inc. (a)	539,825
142,800	Amber Road Inc. (a)	1,223,796
119,400	CommerceHub, Inc. (a)	2,082,336
30,505	Envestnet, Inc. (a)	1,207,998
51,000	Five9, Inc. (a)	1,097,520
70,000	Instructure, Inc. (a)	2,065,000
70,620	Mimecast Ltd (a)(b)	1,891,204
60,500	NIC, Inc.	1,146,475
21,000	Yext, Inc. (a)	279,930
		11,534,084
	IT Services - 1.63%
50,400	Virtusa Corp. (a)	1,481,760

	Semiconductors & Semiconductor Equipment - 4.50%
67,680	Everspin Technologies, Inc. (a)	1,352,246
63,800	Ichor Holdings, Ltd. (a)(b)	1,286,208
52,200	MaxLinear, Inc. - Class A (a)	1,455,858
		4,094,312
	Software - 11.48%
154,000	8x8, Inc. (a)	2,240,700
60,000	Everbridge, Inc. (a)	1,461,600
131,486	Exa Corp. (a)	1,814,507
94,000	Materialise NV - ADR (a)(b)	1,115,780
50,200	RingCentral, Inc. (a)	1,834,810
53,300	Varonis Systems, Inc. (a)	1,982,760
		10,450,157
	Total Information Technology (Cost $19,500,334)	27,560,313

	Materials - 3.17%
	Chemicals - 1.38%
21,900	Ingevity Corp. (a)	1,257,060

	Construction Materials - 1.79%
20,700	US Concrete Inc. (a)	1,625,985
	Total Materials (Cost $2,161,656)	2,883,045

	Utilities - 0.54%
	Water Utilities - 0.54%
32,500	AquaVenture Holdings Ltd. (a)(b)	494,975
	Total Utilities (Cost $585,000)	494,975

	TOTAL COMMON STOCKS (Cost $64,253,350)	81,283,264

	SHORT TERM INVESTMENTS - 7.42%
	Investment Company - 7.42%
6,755,618	Fidelity Institutional Money Market Fund - Government Portfolio - 0.81% (c)	6,755,618
	Total Investment Company	6,755,618

	TOTAL SHORT TERM INVESTMENTS (Cost $6,755,618)	6,755,618

	Total Investments (Cost ($71,008,968) - 96.75%	88,038,882
	Other Assets in Excess of Liabilities - 3.25%	2,954,459
	TOTAL NET ASSETS - 100.00%	$90,993,341

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Securities. The total value of these securities amounted to $9,742,813 (10.71% of net assets) at June 30, 2017.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2017.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$71,008,968
Gross unrealized appreciation	20,062,208
Gross unrealized depreciation	(3,032,294)
Net unrealized appreciation	$17,029,914

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Mid Cap Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 91.39%
	Consumer Discretionary - 17.16%
	Distributors - 1.35%
160,815	LKQ Corp. (a)	5,298,854

	Hotels, Restaurants & Leisure - 3.11%
9,330	Chipotle Mexican Grill, Inc. (a)	3,882,213
60,400	Hilton Worldwide Holdings Inc.	3,735,740
77,605	Six Flags Entertainment Corp.	4,626,034
		12,243,987
	Household Durables - 1.35%
21,890	Mohawk Industries, Inc. (a)	5,290,594

	Internet & Direct Marketing Retail - 1.33%
35,237	Expedia, Inc.	5,248,551

	Internet Software & Services - 0.72%
317,590	Pandora Media Inc. (a)	2,832,903

	Leisure Products - 1.24%
52,780	Polaris Industries Inc.	4,867,899

	Media - 3.23%
170,050	AMC Entertainment Holdings, Inc.	3,868,638
54,245	AMC Networks, Inc. - Class A (a)	2,897,225
102,943	Lions Gate Entertainment Corp. - Class A (a)(b)	2,905,051
115,513	Lions Gate Entertainment Corp. - Class B (a)(b)	3,035,682
		12,706,596
	Multiline Retail - 0.92%
51,490	Dollar Tree, Inc. (a)	3,600,181

	Specialty Retail - 2.00%
42,655	Advance Auto Parts, Inc.	4,973,147
53,395	Tractor Supply Co.	2,894,543
		7,867,690
	Textiles, Apparel & Luxury Goods - 1.91%
160,330	Hanesbrands, Inc.	3,713,243
187,340	Under Armour, Inc. - Class C (a)	3,776,774
		7,490,017
	Total Consumer Discretionary (Cost $64,703,618)	67,447,272

	Consumer Staples - 6.80%
	Beverages - 1.06%
21,585	Constellation Brands, Inc. - Class A	4,181,662

	Food & Staples Retailing - 1.16%
107,950	Whole Foods Market, Inc.	4,545,774

	Food Products - 3.75%
49,195	Ingredion, Inc.	5,864,536
78,235	The Hain Celestial Group, Inc. (a)	3,037,083
71,405	TreeHouse Foods, Inc. (a)	5,833,074
		14,734,693
	Personal Products - 0.83%
119,655	e.l.f. Beauty, Inc. (a)	3,255,813
	Total Consumer Staples (Cost $23,949,355)	26,717,942

	Energy - 3.44%
	Energy Equipment & Services - 2.54%
158,320	Forum Energy Technologies Inc. (a)	2,469,792
142,675	TechnipFMC plc (a)(b)	3,880,760
102,565	US Silica Holdings, Inc.	3,640,032
		9,990,584
	Oil, Gas & Consumable Fuels - 0.90%
263,110	Jagged Peak Energy Inc. (a)	3,512,518
	Total Energy (Cost $15,817,703)	13,503,102

	Financials - 10.71%
	Capital Markets - 10.71%
52,310	CME Group Inc.	6,551,304
90,205	Financial Engines Inc.	3,301,503
18,685	MarketAxess Holdings, Inc.	3,757,553
49,110	Moody's Corp.	5,975,705
66,915	MSCI, Inc.	6,891,576
56,500	Northern Trust Corp.	5,492,365
102,840	Oaktree Capital Group LLC	4,792,344
98,715	SEI Investments Co.	5,308,893
	Total Financials (Cost $22,082,814)	42,071,243

	Health Care - 14.40%
	Biotechnology - 1.05%
33,980	Ligand Pharmaceuticals Inc. (a)	4,125,172

	Health Care Equipment & Supplies - 3.42%
86,435	Dentsply Sirona Inc.	5,604,445
32,590	Edwards Lifesciences Corp. (a)	3,853,442
53,670	Nevro Corp. (a)	3,994,658
		13,452,545
	Health Care Providers & Services - 2.37%
79,815	AmerisourceBergen Corp.	7,544,912
35,685	HealthEquity, Inc. (a)	1,778,184
		9,323,096
	Health Care Technology - 1.54%
90,825	Cerner Corp. (a)	6,037,138

	Life Sciences Tools & Services - 2.37%
62,890	Bio-Techne Corp.	7,389,575
11,065	Illumina, Inc. (a)	1,919,999

	Pharmaceuticals - 3.65%
193,595	Akorn, Inc. (a)	6,493,176
125,905	Zoetis Inc	7,853,954
		14,347,130
	Total Health Care (Cost $46,334,330)	56,594,655

	Industrials - 15.71%
	Building Products - 2.15%
127,815	Masco Corp.	4,883,811
52,570	Trex Co., Inc. (a)	3,556,886
		8,440,697
	Commercial Services & Supplies - 1.56%
80,300	Stericycle, Inc. (a)	6,128,496

	Electrical Equipment - 2.43%
23,062	Acuity Brands, Inc.	4,688,043
80,150	AMETEK, Inc.	4,854,686
		9,542,729
	Machinery - 1.94%
17,395	Nordson Corp.	2,110,361
99,330	Xylem, Inc.	5,505,862
		7,616,223
	Professional Services - 3.67%
176,930	Nielsen Holdings PLC (b)	6,840,114
89,830	Verisk Analytics, Inc (a)	7,578,957
		14,419,071
	Road & Rail - 2.25%
84,470	Kansas City Southern	8,839,786

	Trading Companies & Distributors - 1.71%
61,620	Fastenal Co.	2,682,319
132,445	HD Supply Holdings, Inc. (a)	4,056,790
		6,739,109
	Total Industrials (Cost $52,904,906)	61,726,111

	Information Technology - 18.79%
	Communications Equipment - 0.98%
30,425	F5 Networks, Inc. (a)	3,865,801

	Electronic Equipment, Instruments & Components - 1.17%
29,535	Cognex Corp.	2,507,522
51,760	National Instruments Corp.	2,081,787
		4,589,309
	Internet Software & Services - 2.86%
95,650	Akamai Technologies, Inc. (a)	4,764,326
24,520	CoStar Group, Inc. (a)	6,463,472
		11,227,798
	IT Services - 2.84%
59,080	Fidelity National Information Services, Inc.	5,045,432
193,150	Sabre Corp.	4,204,875
64,030	Teradata Corp. (a)	1,888,245
		11,138,552

	Semiconductors & Semiconductor Equipment - 3.31%
59,605	Analog Devices, Inc.	4,637,269
59,490	Cavium, Inc. (a)	3,696,114
98,160	Inphi Corp. (a)	3,366,888
14,330	KLA-Tencor Corp.	1,311,338
		13,011,609
	Software - 7.13%
20,745	ANSYS, Inc. (a)	2,524,251
71,510	Aspen Technology, Inc. (a)	3,951,643
17,615	CommVault Systems, Inc. (a)	994,367
35,990	Electronic Arts Inc. (a)	3,804,863
34,400	Guidewire Software Inc. (a)	2,363,624
130,355	RealPage, Inc. (a)	4,686,262
52,220	Red Hat, Inc. (a)	5,000,065
169,200	Zendesk, Inc. (a)	4,700,376
		28,025,451
	Technology Hardware, Storage & Peripherals - 0.50%
48,200	NCR Corp. (a)	1,968,488
	Total Information Technology (Cost $58,808,782)	73,827,008

	Materials - 4.38%
	Chemicals - 3.46%
49,725	Air Products & Chemicals, Inc.	7,113,659
88,620	FMC Corp.	6,473,691
		13,587,350
	Construction Materials - 0.92%
125,215	Summit Materials, Inc. (a)	3,614,957
	Total Materials (Cost $12,179,064)	17,202,307

	TOTAL COMMON STOCKS (Cost $296,780,572)	359,089,640

	REITS - 4.73%
	Real Estate - 4.73%
	Equity Real Estate Investment Trusts (REITs) - 4.73%
180,470	CoreCivic, Inc.	4,977,362
59,665	Crown Castle International Corp.	5,977,240
17,819	Equinix Inc.	7,647,202
	Total Real Estate (Cost $13,380,304)	18,601,804

	TOTAL REITS (Cost $13,380,304)	18,601,804

	SHORT TERM INVESTMENTS - 4.62%
	Investment Company - 4.62%
18,145,626	Fidelity Institutional Money Market Fund - Government Portfolio - 0.81% (c)	18,145,626
	Total Investment Company	18,145,626

	TOTAL SHORT TERM INVESTMENTS (Cost $18,145,626)	18,145,626

	Total Investments (Cost ($328,306,502) - 100.74%	395,837,070
	Liabilities in Excess of Other Assets - (0.74)%	(2,896,271)
	TOTAL NET ASSETS - 100.00%	$392,940,799

PLC — Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Securities. The total value of these securities amounted to $16,661,607 (4.24% of net assets) at June 30, 2017.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2017.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$328,306,502
Gross unrealized appreciation	80,112,176
Gross unrealized depreciation	(12,581,608)
Net unrealized appreciation	$67,530,568

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Small Cap Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 91.49%
	Consumer Discretionary - 13.86%
	Auto Components - 1.79%
68,575	Dorman Products, Inc. (a)	5,675,953
157,285	Motorcar Parts of America, Inc. (a)	4,441,728
		10,117,681
	Hotels, Restaurants & Leisure - 2.96%
34,970	Buffalo Wild Wings Inc. (a)	4,430,699
185,155	Dave & Buster's Entertainment, Inc. (a)	12,314,659
		16,745,358
	Household Durables - 1.39%
148,380	Installed Building Products Inc (a)	7,856,721

	Internet Software & Services - 0.66%
419,165	Pandora Media Inc. (a)	3,738,952

	Media - 1.28%
330,665	IMAX Corp. (a)(c)	7,274,630

	Specialty Retail - 4.60%
462,455	At Home Group Inc. (a)	10,770,577
184,035	Five Below, Inc. (a)	9,085,808
147,700	Monro Muffler Brake, Inc.	6,166,475
		26,022,860
	Textiles, Apparel & Luxury Goods - 1.18%
166,635	Steven Madden, Ltd. (a)	6,657,068
	Total Consumer Discretionary (Cost $66,309,219)	78,413,270

	Consumer Staples - 5.49%
	Beverages - 1.25%
138,410	MGP Ingredients, Inc.	7,082,440

	Food Products - 2.83%
369,245	Hostess Brands, Inc. (a)	5,944,844
163,390	Snyder's-Lance, Inc.	5,656,562
113,815	The Hain Celestial Group, Inc. (a)	4,418,298
		16,019,704
	Personal Products - 1.41%
292,665	e.l.f. Beauty, Inc. (a)	7,963,415
	Total Consumer Staples (Cost $28,755,738)	31,065,559

	Energy - 1.66%
	Energy Equipment & Services - 1.66%
331,140	Forum Energy Technologies Inc. (a)	5,165,784
390,060	Hi-Crush Partners LP (a)	4,232,151
	Total Energy (Cost $11,840,234)	9,397,935

	Financials - 3.07%
	Capital Markets - 3.07%
187,178	Financial Engines Inc.	6,850,715
180,690	Hamilton Lane Inc.	3,973,373
32,471	MarketAxess Holdings, Inc.	6,529,918
	Total Financials (Cost $6,775,901)	17,354,006

	Health Care - 21.06%
	Biotechnology - 5.41%
299,330	Exact Sciences Corp. (a)	10,587,302
68,785	Ligand Pharmaceuticals Inc. (a)	8,350,499
388,820	Natera, Inc. (a)	4,222,585
68,240	Portola Pharmaceuticals, Inc. (a)	3,833,041
86,740	Repligen Corp. (a)	3,594,506
		30,587,933
	Health Care Equipment & Supplies - 2.54%
155,138	Nevro Corp. (a)	11,546,921
287,385	Obalon Therapeutics, Inc. (a)(b)	2,847,986
		14,394,907
	Health Care Providers & Services - 1.97%
223,608	HealthEquity, Inc. (a)	11,142,386

	Health Care Technology - 2.24%
121,845	Medidata Solutions, Inc. (a)	9,528,279
72,880	Omnicell, Inc. (a)	3,141,128
		12,669,407
	Life Sciences Tools & Services - 4.64%
109,250	Accelerate Diagnostics, Inc. (a)	2,987,987
102,335	Bio-Techne Corp.	12,024,363
66,940	Cambrex Corp. (a)	3,999,665
123,720	INC Research Holdings Inc. - Class A (a)	7,237,620
		26,249,635
	Pharmaceuticals - 4.26%
318,960	Catalent, Inc. (a)	11,195,496
299,785	Supernus Pharmaceuticals Inc. (a)	12,920,733
		24,116,229
	Total Health Care (Cost $74,214,284)	119,160,497

	Industrials - 12.08%
	Aerospace & Defense - 0.97%
104,640	Hexcel Corp.	5,523,946

	Building Products - 2.36%
97,065	Masonite International Corp. (a)(c)	7,328,407
88,975	Trex Co., Inc. (a)	6,020,049
		13,348,456
	Construction & Engineering - 2.40%
44,460	Dycom Industries, Inc. (a)	3,980,059
212,265	MasTec, Inc. (a)	9,583,765
		13,563,824

	Electrical Equipment - 1.53%
239,425	Generac Holdings, Inc. (a)	8,650,425

	Machinery - 1.80%
63,450	John Bean Technologies Corp.	6,218,100
206,250	Kornit Digital Ltd. (a)(c)	3,990,937
		10,209,037
	Professional Services - 3.02%
175,590	Korn/Ferry International	6,063,123
163,960	WageWorks, Inc. (a)	11,018,112
		17,081,235
	Total Industrials (Cost $51,675,490)	68,376,923

	Information Technology - 26.59%
	Electronic Equipment, Instruments & Components - 3.95%
30,290	Coherent, Inc. (a)	6,814,947
102,530	Fabrinet (a)(c)	4,373,930
66,980	II-VI, Inc. (a)	2,297,414
81,250	Universal Display Corp.	8,876,562
		22,362,853
	Internet Software & Services - 6.15%
40,009	Alteryx, Inc. (a)	780,976
519,915	Five9, Inc. (a)	11,188,571
66,480	LogMeIn, Inc.	6,947,160
348,386	Mimecast Ltd (a)(c)	9,329,777
225,155	Twilio Inc. - Class A (a)	6,554,262
		34,800,746
	IT Services - 2.44%
95,730	ExlService Holdings, Inc. (a)	5,320,674
184,521	InterXion Holding NV (a)(c)	8,447,371
		13,768,045
	Semiconductors & Semiconductor Equipment - 5.25%
181,420	Cavium, Inc. (a)	11,271,624
214,410	Inphi Corp. (a)	7,354,263
115,115	Monolithic Power Systems Inc	11,097,086
		29,722,973
	Software - 8.80%
193,745	CyberArk Software Ltd. (a)(c)	9,677,563
57,990	Ellie Mae, Inc. (a)	6,373,681
138,035	HubSpot, Inc. (a)	9,075,801
121,200	Paylocity Holding Corp. (a)	5,475,816
96,830	Take-Two Interactive Software, Inc. (a)	7,105,385
81,085	Varonis Systems, Inc. (a)	3,016,362
326,220	Zendesk, Inc. (a)	9,062,392
		49,787,000
	Total Information Technology (Cost $104,626,332)	150,441,617

	Materials - 3.35%
	Construction Materials - 3.35%
319,895	Summit Materials, Inc. (a)	9,235,369
124,035	US Concrete Inc. (a)	9,742,949
	Total Materials (Cost $14,706,365)	18,978,318

	Real Estate - 3.22%
	Real Estate Management & Development - 3.22%
123,220	Colliers International Group, Inc. (c)	6,955,769
94,215	FirstService Corp. (c)	6,027,876
150,630	HFF Inc.	5,237,405
	Total Real Estate (Cost $4,966,589)	18,221,050

	Telecommunication Services - 1.11%
	Diversified Telecommunication Services - 1.11%
157,090	Cogent Communications Holdings Inc.	6,299,309
	Total Telecommunication Services (Cost $4,701,698)	6,299,309

	TOTAL COMMON STOCKS (Cost $368,571,850)	517,708,484

	REITS - 3.63%
	Real Estate - 3.63%
	Equity Real Estate Investment Trusts (REITs) - 3.63%
391,215	CoreCivic, Inc.	10,789,710
174,815	CyrusOne Inc	9,745,936
	Total Real Estate (Cost $18,220,453)	20,535,646

	TOTAL REITS (Cost $18,220,453)	20,535,646

	SHORT TERM INVESTMENTS - 5.03%
	Investment Company - 5.03%
28,437,809	Fidelity Institutional Money Market Fund - Government Portfolio - 0.81% (d)	28,437,809
	Total Investment Company	28,437,809

	TOTAL SHORT TERM INVESTMENTS (Cost $28,437,809)	28,437,809

	Total Investments (Cost ($415,230,112) - 100.15%	566,681,939
	Liabilities in Excess of Other Assets - (0.15)%	(854,754)
	TOTAL NET ASSETS - 100.00%	$565,827,185

(a)	Non Income Producing.
(b)	These securities are deemed illiquid. The total value of these securities amounted to $352,271 (0.06% of net assets) at June 30, 2017.
(c)	Foreign Issued Securities. The total value of these securities amounted to $63,406,260 (11.21% of net assets) at June 30, 2017.
(d)	The rate quoted is the annualized seven-day effective yield as of June 30, 2017.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$415,230,112
Gross unrealized appreciation	166,558,589
Gross unrealized depreciation	(15,106,762)
Net unrealized appreciation	$151,451,827

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System “NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2017, none of the Buffalo Funds held valued securities. In addition, with respect to the  valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (“NYSE”). The fair valuation trigger was not met on June 30, 2017 and the fair value price was not applied.

Debt securities with remaining maturities of 60 days or less are normally valued at last sale price reported. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and asked prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

Summary of Fair Value Exposure at June 30, 2017

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2017. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,304,128,690	-	-	$1,304,128,690
REITS	35,756,697	-	-	35,756,697
Short Term Investments	57,278,345	-	-	57,278,345
Total*	$1,397,163,732	$-	-	$1,397,163,732

Buffalo Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$54,388,106	-	-	$54,388,106
Convertible Preferred Stock	643,947	-	-	643,947
REITS	1,550,886	-	-	1,550,886
Short Term Investments	7,880,922	-	-	7,880,922
Total*	$64,463,861	$-	-	$64,463,861

Buffalo Emerging Opportunies Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$81,283,264	-	-	$81,283,264
Short Term Investments	6,755,618	-	-	6,755,618
Total*	$88,038,882	-	-	$88,038,882

Buffalo Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$617,554,503	-	-	$617,554,503
REITS	16,837,135	-	-	16,837,135
Convertible Bonds	-	49,836,015	-	49,836,015
Corporate Bonds	-	71,628,987	-	71,628,987
Short Term Investments	3,577,134	-	-	3,577,134
Total*	$637,968,772	$121,465,002	-	$759,433,774
Written Options	(54,350)	-	-	(54,350)

Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$295,806,501	-	-	$295,806,501
REITS	5,224,594	-	-	5,224,594
Short Term Investments	5,459,566	-	-	5,459,566
Total*	$306,490,661	-	-	$306,490,661

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,334,432	-	-	$1,334,432
Preferred Stock	2,515,000	$-	-	2,515,000
Convertible Preferred Stock	2,170,200	-	-	2,170,200
Convertible Bonds	-	30,883,862	-	30,883,862
Corporate Bonds	-	150,505,490	-	150,505,490
Bank Loans	-	32,802,537	-	32,802,537
Short Term Investments	18,258,392	-	-	18,258,392
Total*	$24,278,024	$214,191,889	-	$238,469,913

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$204,134,797	-	-	$204,134,797
Short Term Investments	21,352,857	-	-	21,352,857
Total*	$225,487,654	-	-	$225,487,654

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$59,592,042	-	-	$59,592,042
REITS	1,378,033	-	-	1,378,033
Short Term Investments	5,124,233	-	-	5,124,233
Total*	$66,094,308	-	-	$66,094,308

Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$359,089,640	-	-	$359,089,640
REITS	18,601,804	-	-	18,601,804
Short Term Investments	18,145,626	-	-	18,145,626
Total*	$395,837,070	-	-	$395,837,070

Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$517,708,484	-	-	$517,708,484
REITS	20,535,646	-		20,535,646
Short Term Investments	28,437,809	-	-	28,437,809
Total*	$566,681,939	-	-	$566,681,939

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.
There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period. The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2017 were as follows:

OPTIONS WRITTEN
FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Income Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the period ended June 30, 2017.

The number of option contracts written and the premiums received by the Buffalo Flexible Income Fund during the period ended June 30, 2017 were as follows:

	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2017	400	59,767
Options written	1,350	70,599
Options exercised	(295)	(51,149)
Options expired	(505)	(23,284)
Outstanding, June 30, 2017	950	55,933

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2017:

Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$54,350

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of June 30, 2017:

	Realized Gain (Loss)
Derivative Investment Type	on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$23,285

	Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$(41,934)

The following tables present derivative assets and liabilities net of amounts available for offset under MNA and net of related collateral received or pledged, if any, as of December 31, 2016:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to Master Netting Agreements (MNA)
Liabilities:				Gross Amounts not offset in the statement of financial position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments	Collateral Pledged/Received	Net Amount
Description
Written Options	$54,350	$-	$54,350	$54,350	$-	$-
	$54,350	$-	$54,350	$54,350	$-	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By /s/ Clay E. Brethour
Clay E. Brethour,
President and Treasurer

Date   8/2/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Buffalo Funds

By /s/ Clay E. Brethour
Clay E. Brethour,
President and Treasurer

Date   8/2/2017